Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities of Continuing Operations:
Income from continuing operations	$ 5,436	$ 4,356	$ 6,468
Adjustments to reconcile income from continuing operations to net cash flows provided by operating activities of continuing operations:
Depreciation and amortization	1,962	1,863	1,820
Deferred income tax provision	398	662	403
Stock compensation cost	152	158	219
Canadian Government Settlement	(237)	867	0
Change in:
Accounts receivable	941	438	(111)
Inventories and contracts in progress	719	766	636
Other current assets	(49)	55	115
Accounts payable and accrued liabilities	450	490	(89)
Global pension contributions	303	147	517
Other operating activities, net	(165)	235	685
Net Cash Provided by Operating Activities, Continuing Operations	6,412	6,755	6,979
Investing Activities of Continuing Operations:
Capital expenditures	1,699	1,652	1,594
Increase in customer financing assets	438	364	202
Decrease in customer financing assets	217	117	331
Investments in businesses	710	538	402
Dispositions of businesses	211	200	344
Increase in collaboration intangible assets	388	437	593
Receipts from settlements of derivative contracts	(249)	(160)	(93)
Other investing activities, net	(49)	280	(56)
Net cash flows used in investing activities of continuing operations	(2,509)	(2,794)	(1,967)
Financing Activities of Continuing Operations:
Issuance of long-term debt	6,469	1,744	98
Repayment of long-term debt	2,452	1,764	304
(Decrease) increase in short-term borrowings, net	(331)	795	(346)
Proceeds from Issuance of Common Stock - Equity unit settlement	0	1,100	0
Common Stock issued under employee stock plans	13	41	187
Dividends paid on Common Stock	2,069	2,184	2,048
Repurchase of Common Stock	2,254	10,000	1,500
Other financing activities, net	(564)	(508)	(336)
Net cash flows used in financing activities of continuing operations	(1,188)	(10,776)	(4,249)
Discontinued Operations:
Net cash (used in) provided by operating activities	(2,532)	(372)	342
Net cash provided by investing activities	6	9,000	(113)
Cash used in financing activities, discontinued operations	0	(9)	(12)
Net cash flows (used in) provided by discontinued operations	(2,526)	8,619	217
Effect of foreign exchange rate changes on cash and cash equivalents	(120)	(174)	(156)
Net increase (decrease) in cash and cash equivalents	69	1,630	824
Cash and Cash Equivalents, beginning of period	7,120	5,490	4,666
Cash and Cash Equivalents, end of period	7,189	7,120	5,490
Less: Cash and cash equivalents of businesses held for sale	0	0	6
Less: Restricted cash, included in Other assets	32	45	255
Cash and cash equivalents of continuing operations, end of year	7,157	7,075	5,229
Supplemental Disclosure of Cash Flow Information:
Interest paid, net of amounts capitalized	1,157	1,057	1,076
Income taxes paid, net of refunds	4,096	2,060	2,024
Contributions of UTC Common Stock to domestic defined benefit pension plans	$ 0	$ 250	$ 0